Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended
	Mar. 21, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024
C000244572
Account Value [Line Items]
Line Graph and Table Measure Name	Eagle Capital Select Equity ETF - NAV	S&P 500 Index
S&P 500 Index
Account Value [Line Items]
Account Value	$ 10,000	$ 10,456	$ 10,094	$ 9,617	$ 10,026